Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 1,000	$ 1,000	$ 100	[1]
Research and development expenses		2,674	5,268	4,640
Operating loss		7,156	7,826	11,966	[1]
Finance income, net		(1,479)	(2,257)	947
Tax Expenses		216
Loss for the year		5,893	5,569	12,913
Pain and Hypertension [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,000	1,000	100
Research and development expenses		395	2,185	2,603
Operating loss		3,068	4,730	6,674
Oncology [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Research and development expenses		2,041	2,537	1,328
Operating loss		2,815	3,217	1,951
Total Reportable Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,000	1,000	100
Research and development expenses		2,436	4,722	3,931
Operating loss		5,883	7,947	8,625
Reconciliations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]
Research and development expenses	[2]	238	546	709
Operating loss	[2]	$ 1,273	$ 121	$ 3,341

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).
[2]	Includes employees share based expenses and other expenses/income related to rights granted to Taoz.